Financial instruments and financial risk factors - Narrative (Details) - 12 months ended Oct. 31, 2021 $ in Millions	USD ($)	CAD ($)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 1.3	$ 6,858,298
Liabilities, net		$ 23.9
Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on foreign exchange gain (loss)	$ (900,000)
Currency risk | Currency in which supplementary information is displayed
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%